Income (Loss) Per Share and Partnership Unit - Summary of Reconciliation of Numerator and Denominator used in Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and diluted income:
Net loss from continuing operations									$ (2,270)	$ (985)	$ (32,640)
Gain (loss) on disposition of assets									42,698	29,623	(61)
Less: income attributable to unvested restricted stock									(940)	(614)	(696)
Less: dividends paid to preferred stockholders	$ (2,530)	$ 0	$ 0	$ 0					(2,530)	0	0
Income (loss) used in basic and diluted income per common share from continuing operations									36,958	28,024	(33,397)
Income used in basic and diluted income per share from discontinued operations	$ (945)	$ (1,500)	$ 19,466	$ 19,699	$ 6,625	$ 22,580	$ 19,353	$ 20,250	36,720	68,808	125,913
Net income attributable to common stockholders used in basic and diluted income per share									$ 73,678	$ 96,832	$ 92,516
Basic weighted average shares of common stock outstanding:
Weighted average shares of common stock outstanding									469,212,533	470,023,674	433,361,726
Less: unvested weighted average shares of restricted stock									(1,277,588)	(805,898)	(1,138,773)
Weighted average number of common shares outstanding used in basic income per share									467,934,945	469,217,776	432,222,953
Net income (loss) per share attributable to common stockholders - basic
Continuing operations (in dollars per share)									$ 0.08	$ 0.06	$ (0.08)
Discontinued operations (in dollars per share)									0.08	0.15	0.29
Net income per share attributable to common stockholders—basic (in dollars per share)	$ 0.07	$ 0.01	$ 0.05	$ 0.03	$ 0.00	$ 0.06	$ 0.10	$ 0.05	$ 0.16	$ 0.21	$ 0.21
Diluted weighted average shares of common stock
Weighted average shares of common stock used in diluted income per share									467,942,788	469,246,265	432,222,953
Net income per share attributable to common stockholders - diluted:
Continuing operations (in dollars per share)									$ 0.08	$ 0.06	$ (0.08)
Discontinued operations (in dollars per share)									0.08	0.15	0.29
Net income per share attributable to common stockholders—diluted (in dollars per share)	$ 0.07	$ 0.01	$ 0.05	$ 0.03	$ 0.00	$ 0.06	$ 0.10	$ 0.05	$ 0.16	$ 0.21	$ 0.21
Potentially dilutive shares of common stock
Potentially dilutive shares									65,480	119,633	662,213
Unvested shares of restricted stock
Potentially dilutive shares of common stock
Potentially dilutive shares									65,480	119,633	339,541
Unvested performance shares
Potentially dilutive shares of common stock
Potentially dilutive shares									0	0	319,288
Stock options
Potentially dilutive shares of common stock
Potentially dilutive shares									0	0	3,384
Stock options
Diluted weighted average shares of common stock
Dilutive weighted average shares of common stock									0	3,835	0
Unvested performance shares
Diluted weighted average shares of common stock
Dilutive weighted average shares of common stock									7,843	24,654	0